Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (97.6%)
Argentina (0.1%)
Corporate Bonds (0.1%)
Banco Hipotecario SA,
BADLAR + 4.00%, 33.63%, 11/7/22 (a)(b)	ARS	25,000	$335
Tarjeta Naranja SA,
BADLAR + 3.50%, 33.13%, 4/11/22 (a)(b)		$4,743	426
			761
Brazil (8.0%)
Sovereign (8.0%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23 – 1/1/27	BRL	205,848	46,142
Chile (2.0%)
Sovereign (2.0%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	2,535,000	3,878
5.00%, 3/1/35		4,770,000	7,881
			11,759
China (3.5%)
Sovereign (3.5%)
China Government Bond,
3.13%, 11/21/29	CNY	91,310	13,162
3.29%, 10/18/23		48,070	7,033
			20,195
Colombia (5.4%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,534
Sovereign (5.1%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	499
Colombian TES,
Series B
6.00%, 4/28/28		15,850,000	4,450
6.25%, 11/26/25		7,500,000	2,214
7.75%, 9/18/30		9,477,000	2,889
10.00%, 7/24/24		38,928,500	12,962
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)		21,492,000	6,213
			29,227
			30,761
Czech Republic (2.0%)
Sovereign (2.0%)
Czech Republic Government Bond,
2.00%, 10/13/33	CZK	64,240	3,251

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

2.75%, 7/23/29		153,500	8,049
			11,300
Dominican Republic (0.7%)
Sovereign (0.7%)
Dominican Republic International Bond,
8.90%, 2/15/23 (b)	DOP	22,000	370
9.75%, 6/5/26 (b)		224,000	3,757
			4,127
Hungary (2.8%)
Sovereign (2.8%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	2,980,570	11,149
5.50%, 6/24/25		1,246,570	5,151
			16,300
India (3.7%)
Sovereign (3.7%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	21,666
Indonesia (8.2%)
Sovereign (8.2%)
Indonesia Treasury Bond,
7.00%, 9/15/30	IDR	72,200,000	5,019
8.13%, 5/15/24		162,703,000	12,029
8.38%, 3/15/34 – 4/15/39		83,748,000	6,256
8.75%, 5/15/31		154,628,000	11,864
9.00%, 3/15/29		155,245,000	12,032
			47,200
Malaysia (5.9%)
Sovereign (5.9%)
Malaysia Government Bond,
3.90%, 11/30/26	MYR	3,600	933
3.96%, 9/15/25		27,854	7,151
4.18%, 7/15/24		80,548	20,537
4.23%, 6/30/31		19,500	5,239
			33,860
Mexico (13.8%)
Sovereign (13.8%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	653,920	32,906
7.75%, 5/29/31		125,606	6,466
10.00%, 12/5/24		169,672	9,141
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (b)(c)		704,300	31,368
			79,881

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Peru (3.4%)
Sovereign (3.4%)
Peru Government Bond,
5.35%, 8/12/40 (b)	PEN	1,245	367
5.40%, 8/12/34 (b)		1,322	409
5.94%, 2/12/29 (b)		3,500	1,189
6.15%, 8/12/32 (b)		4,460	1,499
6.35%, 8/12/28		40,000	13,909
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (b)(c)		2,251	748
6.35%, 8/12/28 (c)		4,200	1,460
			19,581
Poland (11.3%)
Sovereign (11.3%)
Poland Government Bond,
5.25%, 10/25/20	PLN	26,398	7,134
Republic of Poland Government Bond,
2.50%, 7/25/27		10,450	3,073
3.25%, 7/25/25		66,900	20,128
5.75%, 9/23/22		116,500	34,878
			65,213
Romania (2.0%)
Sovereign (2.0%)
Romania Government Bond,
4.75%, 2/24/25	RON	39,120	9,959
5.80%, 7/26/27		6,090	1,674
			11,633
Russia (7.7%)
Sovereign (7.7%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	1,191,290	17,303
7.00%, 8/16/23		265,087	3,811
7.70%, 3/23/33		342,500	5,282
7.95%, 10/7/26		203,000	3,131
8.15%, 2/3/27		961,800	14,961
			44,488
South Africa (6.6%)
Sovereign (6.6%)
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	37,243	1,896
8.75%, 1/31/44		246,760	11,250
9.00%, 1/31/40		29,300	1,399
South Africa Government Bond,
8.00%, 1/31/30		441,590	23,880
			38,425

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Thailand (7.1%)
Sovereign (7.1%)
Thailand Government Bond,
2.13%, 12/17/26	THB	63,000	2,169
2.40%, 12/17/23		250,000	8,503
3.63%, 6/16/23		329,000	11,475
3.85%, 12/12/25		477,460	17,730
4.88%, 6/22/29		28,500	1,194
			41,071
Turkey (2.2%)
Sovereign (2.2%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	19,550	2,497
8.00%, 3/12/25		14,250	1,748
9.20%, 9/22/21		22,000	3,103
11.00%, 2/24/27		41,686	5,521
			12,869
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	1,622
9.88%, 6/20/22 (b)		213,800	5,139
9.88%, 6/20/22		17,260	415
			7,176
Total Fixed Income Securities (Cost $644,800)			564,408
Short-Term Investments (2.4%)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill,
0.16%, 1/28/21 (Cost $8,549) (d)		$8,556	8,552

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $5,023)	5,023,171	5,023
Total Short-Term Investments (Cost $13,572)		13,575
Total Investments (100.0%) (Cost $658,372) (f)(g)(h)		577,983
Liabilities in Excess of Other Assets		(115,581)
Net Assets		$462,402

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Floating or variable rate securities: The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

(d)	Rate shown is the yield to maturity at July 31, 2020.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2020, advisory fees paid were reduced by approximately $34,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At July 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,316,000 and the aggregate gross unrealized depreciation is approximately $93,597,000, resulting in net unrealized depreciation of approximately $80,281,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	RON	15,100		$3,523	9/10/20	$(149)
BNP Paribas SA	COP	20,400,000		$5,655	9/10/20	206
BNP Paribas SA	PEN	7,750		$2,288	9/10/20	97
BNP Paribas SA	RUB	40,000		$575	9/10/20	39
BNP Paribas SA		$15,376	CZK	363,000	9/10/20	920
BNP Paribas SA		$3,446	HUF	1,050,000	9/10/20	144
Citibank NA	CZK	109,250		$4,594	9/10/20	(311)
Citibank NA	HUF	620,000		$2,024	9/10/20	(96)
Citibank NA	PLN	94,000		$23,908	9/10/20	(1,196)
Citibank NA		$5,753	RON	25,000	9/10/20	327
Goldman Sachs International	RUB	482,000		$6,876	9/10/20	408
Goldman Sachs International	ZAR	64,000		$3,661	9/10/20	(68)
JPMorgan Chase Bank NA		$5,248	ZAR	88,900	9/10/20	(68)
State Street Bank and Trust Co.	INR	1,650,000		$21,663	9/10/20	(313)
State Street Bank and Trust Co.	MYR	8,500		$1,985	9/10/20	(17)
UBS AG	MXN	436,300		$19,706	9/10/20	194
UBS AG	MXN	104,500		$4,630	9/10/20	(44)
UBS AG	ZAR	119,000		$6,968	9/10/20	35
						$108

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	97.2%
Other*	2.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $108,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ July 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$2,295	$—	$2,295
Sovereign	—	562,113	—	562,113
Total Fixed Income Securities	—	564,408	—	564,408
Short-Term Investments
Investment Company	5,023	—	—	5,023
U.S. Treasury Security	—	8,552	—	8,552
Total Short-Term Investments	5,023	8,552	—	13,575
Foreign Currency Forward Exchange Contracts	—	2,370	—	2,370
Total Assets	5,023	575,330	—	580,353
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,262)	—	(2,262)
Total	$5,023	$573,068	$—	$578,091

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.